Average Annual Total Returns - FidelityLargeCapValueIndexFund-PRO - FidelityLargeCapValueIndexFund-PRO - Fidelity Large Cap Value Index Fund	Jun. 29, 2023
Fidelity Large Cap Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(7.57%)
Past 5 years	6.66%
Since Inception	8.69%
Fidelity Large Cap Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.02%)
Past 5 years	5.99%
Since Inception	8.03%
Fidelity Large Cap Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.18%)
Past 5 years	5.10%
Since Inception	6.81%
RS005
Average Annual Return:
Past 1 year	(7.54%)
Past 5 years	6.67%
Since Inception	8.69%	[1]

[1]	A From June 7, 2016